January 21, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD NEW YORK TAX-FREE FUNDS (THE TRUST)
     FILE NO.  33-2908

Commissioners:


     Enclosed is the 26th Post-Effective-Amendment of the registration statement on Form N-1A for the Vanguard New York Tax-Free Funds (the "Trust"). The purposes of this Amendment are to: (1) comply with new Form N-1A requirements concerning policies related to market timing, fair value pricing, and disclosure of portfolio holdings; and (2) include a number of non-material editorial changes.

     Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 22, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on March 22, 2005.

     Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.



Enclosures


cc:  Christian Sandoe, Esq.
     U.S. Securities and Exchange Commission